Note and Loans Payable (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		23 Months Ended	48 Months Ended
	Jul. 19, 2013	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013
Note And Loans Payable Details Narrative
Borrowed Loan	$ 7,478	$ 3,150	$ 35,793	$ 33,133	$ 24,644	$ 68,926
Interest on loans			6.00%		6.00%	6.00%
Accrued interest			$ 2,685		$ 1,851	$ 2,685